Note 3 - Loans and Allowance for Loan Losses (Detail) - Loans Individually Evaluated for Impairment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
With related allowance recorded recorded investment	$ 1,979,000
With related allowance recorded allowance for loan losses allocated	1,979	655
Individually Evaluated for Impairment [Member] | Residential Real Estate Loans [Member]
With no related allowance recorded unpaid principal balance	619,000	1,136,000
With no related allowance recorded recorded investment	407,000	1,085,000
With no related allowance recorded interest income recognized		36,000
With no related allowance recorded cash basis interest recognized		31,000
With no related allowance recorded average impaired loans	493,000	748,000
With related allowance recorded unpaid principal balance	420,000	2,396,000
With related allowance recorded recorded investment	420,000	2,396,000
With related allowance recorded allowance for loan losses allocated	128,000	437,000
With related allowance recorded interest income recognized	23,000	128,000
With related allowance recorded cash basis interest recognized	23,000	118,000
With related allowance recorded average impaired loans	420,000	2,414,000
Individually Evaluated for Impairment [Member] | Commercial Real Estate Owner Occupied [Member]
With no related allowance recorded unpaid principal balance	5,528,000	2,774,000
With no related allowance recorded recorded investment	5,528,000	2,531,000
With no related allowance recorded interest income recognized	338,000	207,000
With no related allowance recorded cash basis interest recognized	338,000	309,000
With no related allowance recorded average impaired loans	4,729,000	2,418,000
Individually Evaluated for Impairment [Member] | Commercial Real Estate Nonowner Occupied [Member]
With no related allowance recorded unpaid principal balance	10,085,000	4,131,000
With no related allowance recorded recorded investment	8,847,000	4,131,000
With no related allowance recorded interest income recognized	456,000	174,000
With no related allowance recorded cash basis interest recognized	456,000	57,000
With no related allowance recorded average impaired loans	4,767,000	4,339,000
With related allowance recorded unpaid principal balance	1,979,000	675,000
With related allowance recorded recorded investment	1,979,000	675,000
With related allowance recorded allowance for loan losses allocated	1,979,000	88,000
With related allowance recorded interest income recognized	38,000	35,000
With related allowance recorded cash basis interest recognized	38,000	31,000
With related allowance recorded average impaired loans	1,132,000	677,000
Individually Evaluated for Impairment [Member] | Commercial and Industrial [Member]
With no related allowance recorded unpaid principal balance	426,000	614,000
With no related allowance recorded recorded investment	0	334,000
With no related allowance recorded interest income recognized		40,000
With no related allowance recorded cash basis interest recognized		40,000
With no related allowance recorded average impaired loans	0	483,000
With no related allowance recorded allowance for loan losses allocated	0
Individually Evaluated for Impairment [Member] | Home Equity Loans [Member]
With no related allowance recorded unpaid principal balance	220,000	420,000
With no related allowance recorded recorded investment	220,000	420,000
With no related allowance recorded interest income recognized	9,000	27,000
With no related allowance recorded cash basis interest recognized	9,000	22,000
With no related allowance recorded average impaired loans	176,000	84,000
With no related allowance recorded allowance for loan losses allocated		130,000
Individually Evaluated for Impairment [Member]
With related allowance recorded unpaid principal balance	19,277,000	12,146,000
With related allowance recorded recorded investment	17,401,000	11,572,000
With related allowance recorded allowance for loan losses allocated	2,107,000	655,000
With related allowance recorded interest income recognized	864,000	647,000
With related allowance recorded cash basis interest recognized	864,000	608,000
With related allowance recorded average impaired loans	$ 11,717,000	$ 11,163,000